Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 2,407	$ 346	¥ 1,898
Tax payable	3,115	447	2,342
Interest payable	310	45	382
Users' and distributors' deposits	641	92	661
Purchase of fixed assets and computer parts	1,220	175	1,890
Traffic acquisition costs	2,772	398	2,911
Bandwidth costs	2,492	358	2,085
Content acquisition costs	7,267	1,044	8,873
Funds collected on behalf of service providers	498	72	353
Payable to merchants	310	45	340
Accrued other operating expenses	8,925	1,282	10,680
Others	2,744	394	2,966
Accounts payable and accrued liabilities	¥ 32,701	$ 4,698	¥ 35,381